ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Sales taxes receivable	$ 14	$ 9
Current portion of net investment in subleases	513	508
Other receivables	3,971	2,183
Accounts and other receivables	37,153	30,157
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32,655	27,457
Gross trade receivables | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	37,851	28,791
Less: reserves for product returns and price adjustments | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(501)	(810)
Less: expected credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (4,695)	$ (524)